Cover	Jul. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Entity File Number	001-40697
Entity Registrant Name	Healthwell Acquisition Corp. I
Entity Central Index Key	0001845013
Entity Tax Identification Number	86-1911840
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 Green Bay Rd
Entity Address, Address Line Two	#227
Entity Address, City or Town	Winnetka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	847
Local Phone Number	230-9162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	HWELU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HWEL
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	HWELW
Security Exchange Name	NASDAQ